Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2019		$ 1	$ 423,799	$ (384,269)	$ 39,531
Beginning balance, shares at Oct. 31, 2019		627,525
Stock-based compensation			891		891
Stock-based compensation, shares		110
Tax withholdings paid on equity awards			(1)		(1)
Tax shares sold to pay for tax withholdings on equity awards			1		1
Issuance of shares to employees under ESPP Plan			7		7
Issuance of shares to employees under ESPP Plan, shares		176
ESPP Expense			1		1
Warrant exercises			2		2
Warrant exercises, shares		423
Shares issued in settlement of warrants			77		77
Shares issued in settlement of warrants, shares		37,500
Advaxis public offerings, net of offering costs		$ 1	11,065		11,066
Advaxis public offerings, net of offering costs, shares		156,113
Commitment fee shares issued for equity line			644		644
Commitment fee shares issued for equity line, shares		13,553
Shares issued under equity line			4,430		4,430
Shares issued under equity line, shares		140,525
Net Loss				(26,469)	(26,469)
Ending balance, value at Oct. 31, 2020		$ 2	440,916	(410,738)	30,180
Ending balance, shares at Oct. 31, 2020		975,925
Stock-based compensation			236		236
Warrant exercises			2,586		2,586
Warrant exercises, shares		92,375
Advaxis public offerings, net of offering costs			8,550		8,550
Advaxis public offerings, net of offering costs, shares		383,333
Net Loss				(3,977)	(3,977)
Ending balance, value at Jan. 31, 2021		$ 2	452,288	(414,715)	37,575
Ending balance, shares at Jan. 31, 2021		1,451,633
Beginning balance, value at Oct. 31, 2020		$ 2	440,916	(410,738)	30,180
Beginning balance, shares at Oct. 31, 2020		975,925
Net Loss					(9,084)
Ending balance, value at Apr. 30, 2021		$ 2	467,371	(419,822)	47,551
Ending balance, shares at Apr. 30, 2021		1,820,480
Beginning balance, value at Oct. 31, 2020		$ 2	440,916	(410,738)	30,180
Beginning balance, shares at Oct. 31, 2020		975,925
Stock-based compensation			566		566
Stock-based compensation, shares		69
Stock option exercises
Stock option exercises, shares		4			4
Issuance of shares to employees under ESPP Plan
Issuance of shares to employees under ESPP Plan, shares		12
Warrant exercises			3,771		3,771
Warrant exercises, shares		230,343
Advaxis public offerings, net of offering costs			22,233		22,233
Advaxis public offerings, net of offering costs, shares		614,127
Net Loss				(17,862)	(17,862)
Ending balance, value at Oct. 31, 2021		$ 2	467,486	(428,600)	38,888
Ending balance, shares at Oct. 31, 2021		1,820,480
Beginning balance, value at Jan. 31, 2021		$ 2	452,288	(414,715)	37,575
Beginning balance, shares at Jan. 31, 2021		1,451,633
Stock-based compensation			215		215
Stock-based compensation, shares		69
Stock option exercises
Stock option exercises, shares		4
Warrant exercises			1,185		1,185
Warrant exercises, shares		137,968
Advaxis public offerings, net of offering costs			13,683		13,683
Advaxis public offerings, net of offering costs, shares		230,794
Net Loss				(5,107)	(5,107)
Ending balance, value at Apr. 30, 2021		$ 2	467,371	(419,822)	47,551
Ending balance, shares at Apr. 30, 2021		1,820,480
Beginning balance, value at Oct. 31, 2021		$ 2	467,486	(428,600)	38,888
Beginning balance, shares at Oct. 31, 2021		1,820,480
Stock-based compensation			26		26
Net Loss				(365)	(365)
Ending balance, value at Jan. 31, 2022		$ 2	467,512	(428,965)	38,549
Ending balance, shares at Jan. 31, 2022		1,820,480
Beginning balance, value at Oct. 31, 2021		$ 2	467,486	(428,600)	38,888
Beginning balance, shares at Oct. 31, 2021		1,820,480
Net Loss					(2,805)
Ending balance, value at Apr. 30, 2022		$ 2	466,554	(431,405)	35,151
Ending balance, shares at Apr. 30, 2022		1,820,480
Beginning balance, value at Jan. 31, 2022		$ 2	467,512	(428,965)	38,549
Beginning balance, shares at Jan. 31, 2022		1,820,480
Stock-based compensation			23		23
Net Loss				(2,440)	(2,440)
Ending balance, value at Apr. 30, 2022		$ 2	$ 466,554	$ (431,405)	$ 35,151
Ending balance, shares at Apr. 30, 2022		1,820,480